Other operating expenses	12 Months Ended
Dec. 31, 2021
Other operating expenses [Abstract]
Other operating expenses
28

Other operating expenses
Other operating expenses
in EUR million 2021 2020 2019
Regulatory costs 1,265 1,105 1,021
Audit and non-audit services 34 29 30
IT related expenses 781 812 759
Advertising and public relations 305 335 391
External advisory fees 301 418 416
Office expenses 281 320 325
Travel and accommodation

expenses
52 68 140
Contributions and subscriptions 112 110 108
Postal charges 38 38 46
Depreciation of property and equipment 573 578 551
Amortisation of intangible assets 261 251 237
(Reversals of) impairments of tangible assets 26 43 -3
(Reversals of) impairments of intangible assets 95 515 62
Addition to / (unused amounts reversed of) provision for reorganisations 214 149 6
Addition to / (unused amounts reversed of) other provisions 254 39 29
Other 658 532 477
5,251 5,341 4,598
Reference is made to Note 9 for (reversals of) impairments of property and equipment and Note 10 for (reversals
of) impairments of intangible assets.
Regulatory costs
Regulatory costs represent contributions to the Deposit Guarantee Schemes (DGS), The Single Resolution Fund
(SRF), local bank taxes and local resolution funds. Included in Regulatory costs for 2021, are contributions to DGS of EUR 435

million (2020: EUR
413

million; 2019: EUR
362

million) mainly related to the Netherlands, Germany,
Belgium, and Poland and contributions to the SRF and local resolution funds of EUR
308

million (2020: EUR
277
million; 2019: EUR 239

million). In 2021 local bank taxes increased by EUR
107

million from EUR
414

million in
2020 to EUR 522

million (2019: EUR
420

million).
Addition to / (unused amounts reversed of) provision for reorganisations
For further information reference is made to Note 15 ‘Provisions’.
Addition to / (unused amounts reversed of) other provisions
For further information reference is made to Note 15 ‘Provisions’ and Note 46

‘Legal proceedings’.